NASDAQ®

THE NASDAQ STOCK MARKET
9600 BLACKWELL ROAD
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Gary N. Sundick
Vice President
Listing Qualifications

CGTNAS
001-35218

By Facsimile and First Class Mail

[redacted]

11007823

June 28, 2011

Ms. Cecile Peters
Chief, IT Services
Division of Corporation Finance
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Dear Ms. Peters:

This is to certify that on June 28, 2011 The Nasdaq Stock Market (the "Exchange") received from Echo Therapeutics, Inc. (the "Registrant") a copy of the Registrant's application on Form 8-A 12(b) for the registration of the following security:

Common Stock, $0.01 par value per share

We further certify that the security described above has been approved by the Exchange for listing and registration.

We understand that the Registrant is seeking immediate acceleration of the effective date of registration, and we hereby join in such request.

Sincerely,

Gary Sundick